MINIMUM CAPITAL REQUIREMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Calculation of excess capital:
Allocated to assets at risk	$ 9,047,140	$ 7,164,842	$ 6,090,341
Allocated to Bank premises and equipment, intangible assets and equity investment assets	1,350,035	826,133	370,233
Market risk	551,765	251,739	301,724
Public sector and securities in investment account	27,651	11,472	96,882
Operational risk	3,233,793	2,349,952	1,486,516
Required minimum capital under Central Bank rules	14,210,384	10,604,138	8,345,696
Basic net worth	30,242,263	16,991,091	11,847,865
Complementary net worth	1,090,865	1,033,734	1,163,939
Deductions	(7,028,227)	(2,999,716)	(867,798)
Total capital under Central Bank rules	24,304,901	15,025,109	12,144,006
Excess capital	$ 10,094,517	$ 4,420,971	$ 3,798,310
Selected capital and liquidity ratios:
Regulatory capital/risk weighted assets	19.29%	11.60%	11.90%
Average shareholders' equity as a percentage of average total assets	11.16%	10.40%	9.90%
Total liabilities as a multiple of total shareholders' equity	7.5	7.1	9.4
Cash as a percentage of total deposits.	20.31%	28.20%	35.10%
Tier 1 Capital / Risk weighted assets..	13.35%	10.80%	10.80%
Multiple to calculate operational risk weighted assets and market risk weighted assets	125